Commitments and Contingencies - Summary of Future Commitments Amounts On an Undiscounted for All the Planned Expenditures (Details)	Jun. 30, 2020 USD ($)
Remaining of 2020	$ 754,676
2021	8,700,891
2022 and beyond
Citarum Block PSC [Member]
Remaining of 2020	40,379
2021	3,437,500
2022 and beyond
Citarum Block PSC [Member] | G&G studies [Member]
Remaining of 2020	40,379	[1]
2021	137,500	[1]
2022 and beyond		[1]
Citarum Block PSC [Member] | 2D Seismic [Member]
Remaining of 2020		[1]
2021	3,300,000	[1]
2022 and beyond		[1]
Kruh Block KSO [Member]
Remaining of 2020	714,297
2021	5,263,391
2022 and beyond
Kruh Block KSO [Member] | G&G studies [Member]
Remaining of 2020	150,000	[1]
2021	300,000	[1]
2022 and beyond		[1]
Kruh Block KSO [Member] | 2D Seismic [Member]
Remaining of 2020		[1]
2021	1,250,000	[1]
2022 and beyond		[1]
Kruh Block KSO [Member] | Operating Lease Commitments [Member]
Remaining of 2020	364,297	[2]
2021	13,391	[2]
2022 and beyond		[2]
Kruh Block KSO [Member] | Sand Fracturing [Member]
Remaining of 2020	200,000	[1]
2021		[1]
2022 and beyond		[1]
Kruh Block KSO [Member] | 3D Seismic [Member]
Remaining of 2020		[1]
2021	1,250,000	[1]
2022 and beyond		[1]
Kruh Block KSO [Member] | Drilling [Member]
Remaining of 2020		[1]
2021	2,400,000	[1]
2022 and beyond		[1]
Kruh Block KSO [Member] | Re-Opening (2 wells) [Member]
Remaining of 2020		[1]
2021	50,000	[1]
2022 and beyond		[1]

[1]	Firm capital commitments represent legally binding obligations with respect to the KSO of Kruh Block, or the PSC of the Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.
[2]	Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease represents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the operating leases are related with the equipment and machinery used in oil production. Rental expenses under operating leases for the six months ended June 30, 2020 and 2019 were $547,617 and $635,224, respectively.